Investments - Information on Direct Subsidiaries, Joint Arrangements and Associates (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
5283 Participacoes Ltda [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Non controlling interest percentage	0.0034%